REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Reconciliation of Total Adjusted EBITDA to Net Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 2,479	$ 915	$ 879
Depreciation and amortization expense	393	447	489
Stock-based compensation expense	44	67	99
Capital gain		(78)
Financial income	(60)	(2)
Income tax expenses	736	10	47
Net income from continuing operations	$ 1,366	$ 471	$ 244